Note 6. Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Allocation of the Purchase Price

The following tables present the 2016 business acquisitions, amortization of finite-lived intangible assets, revenues and earnings included in consolidated net loss for the year ended December 31, 2016, and the costs of acquisition included in professional fees on the Company’s consolidated statement of operations for the year ended December 31, 2016.

	Billboards
	Jag	Rose City	Kelley	Subtotal
Assets Acquired
Property and Equipment:
Structures and displays	$562,300	$230,000	$733,500	$1,525,800
Vehicles, tools, and eqipment	140,435	–	–	140,435
Office furniture and equipment	–	–	–	–

Total Property and Equipment	702,735	230,000	733,500	1,666,235

Intangible assets:
Customer relationships	1,425,000	–	215,000	1,640,000
Permits, licenses,and lease acquisition costs	695,000	26,100	38,000	759,100
Easements	110,000	–	–	110,000
Noncompetition agreement	–	–	–	–
Trade names and trademarks	–	–	–	–
Technology	–	–	–	–
Goodwill	3,915,171	31,220	1,013,500	4,959,891

Total Intangible Assets	6,145,171	57,320	1,266,500	7,468,991

Other assets:
Cash	–	–	–	–
Accounts receivable	106,340	–	21,885	128,225
Investments, short-term	–	–	–	–
Prepaid expense	–	–	–	–
Deferred policy acquisition costs	–	–	–	–
Funds held as collateral assets	–	–	–	–
Investments, long-term	–	–	–	–
Other noncurrent assets	–	–	–	–

Total Other Assets	106,340	–	21,885	128,225

Total Assets Acquired	6,954,246	287,320	2,021,885	9,263,451
Liabilities Assumed	–	–	–	–

Total	$6,954,246	$287,320	$2,021,885	$9,263,451

	Insurance
	TWA	UC&S	Subtotal	Total
Assets Acquired
Property and Equipment:
Structures and displays	$–	$–	$–	$1,525,800
Vehicles, tools, and eqipment	–	–	–	140,435
Office furniture and equipment	20,325	9,548	29,873	29,873

Total Property and Equipment	20,325	9,548	29,873	1,696,108

Intangible assets:
Customer relationships	248,000	–	248,000	1,888,000
Permits, licenses,and lease acquisition costs	–	450,000	450,000	1,209,100
Easements	–	–	–	110,000
Noncompetition agreement	75,000	–	75,000	75,000
Trade names and trademarks	55,000	–	55,000	55,000
Technology	138,000	–	138,000	138,000
Goodwill	717,679	7,158,648	7,876,327	12,836,218

Total Intangible Assets	1,233,679	7,608,648	8,842,327	16,311,318

Other assets:
Cash	80,000	3,631,626	3,711,626	3,711,626
Accounts receivable	–	416,611	416,611	544,836
Investments, short-term	–	1,003,196	1,003,196	1,003,196
Prepaid expense	10,996	99,153	110,149	110,149
Deferred policy acquisition costs	–	276,556	276,556	276,556
Funds held as collateral assets	–	1,642,026	1,642,026	1,642,026
Investments, long-term	–	1,486,320	1,486,320	1,486,320
Other noncurrent assets	–	4,864	4,864	4,864

Total Other Assets	90,996	8,560,352	8,651,348	8,779,573

Total Assets Acquired	1,345,000	16,178,548	17,523,548	26,786,999
Liabilities Assumed	–	(3,178,548)	(3,178,548)	(3,178,548)

Total	$1,345,000	$13,000,000	$14,345,000	$23,608,451

Liabilities assumed in connection with the UC&S acquisition are as follows:

Accounts payable and accrued expenses	$107,850
Unearned premiums	1,189,672
Federal income taxes payable	110,000
Funds held as collateral	1,642,026
Deferred tax liability	129,000

Total Liabilities Assumed	$3,178,548

Schedule of Amortization of Intangible Assets

	Billboards
	Jag	Rose City	Kelley	Subtotal
Amortization of intangible assets acquired during the year ended December 31, 2016	$415,044	$2,175	$44,018	$461,237

Revenues since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$1,461,633	$21,950	$205,670	$1,689,253

Earnings since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$(175,794)	$(2,160)	$43,505	$(134,449)

Costs of acquisition included in professional fees on the Company’s consolidated statement of operations for the year ended December 31, 2016	$92,561	$–	$46,939	$139,500

	Insurance
	TWA	UC&S	Subtotal	Total
Amortization of intangible assets acquired during the year ended December 31, 2016	$114,111	$1,500	$115,611	$576,848

Revenues since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$507,477	$171,564	$679,041	$2,368,294

Earnings since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2016	$(60,530)	$(12,800)	$(73,330)	$(207,779)

Costs of acquisition included in professional fees on the Company’s consolidated statement of operations for the year ended December 31, 2016	$21,253	$131,621	$152,874	$292,374

Schedule of Prior Acquisitions

The following tables present the 2015 business acquisitions, amortization of finite-lived intangible assets, revenues and earnings included in consolidated net loss for the year ended December 31, 2015, and the costs of acquisition included in professional fees on the Company’s consolidated statement of operations for the year ended December 31, 2015.

	Billboards
	Bell	Fair	I-85	Total
Assets Acquired
Property and Equipment:
Structures and displays	$3,468,700	$370,000	$587,500	$4,426,200
Intangible Assets:
Customer relationships	170,000	536,300	–	706,300
Permits, licenses and lease acquisition costs	200,000	52,200	52,200	304,400
Easement	–	–	11,000	11,000
Noncompetition and non-solicitation agreements	98,000	–	–	98,000
Goodwill	2,747,904	986,561	644,200	4,378,665

Total Intangible Assets	3,215,904	1,575,061	707,400	5,498,365

Total Assets Acquired	$6,684,604	$1,945,061	$1,294,900	$9,924,565

Amortization of intangible assets acquired during the year ended December 31, 2015	$72,042	$76,654	$1,740	$150,436

Revenues since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2015	$597,309	$85,853	$30,050	$713,212

Earnings since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2015	$(284,773)	$(32,857)	$14,061	$(303,569)

Costs of acquisition included in professional fees on the Company’s consolidated statement of operations for the year ended December 31, 2015	$130,456	$55,788	$55,297	$241,541

Pro Forma Information Assuming Acquisitions Effective 1/1/2015

	Years Ended December 31,
	2016	2015
Revenue	$6,880,070	$6,947,351

Net Income (Loss)	$(2,727,032)	$(978,770)

Basic and Diluted Earnings
(Loss) per Share	$(0.45)	$(0.66)

Basic and Diluted Weighted
Average Class A and Common
Shares Outstanding	6,043,571	1,481,310